UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number: 811-06260

Quaker Investment Trust

(Exact name of Registrant as specified in charter)

261 North University Drive

Suite 520

Ft. Lauderdale, FL 33324

(Address of principal executive offices) (Zip code)

Alyssa D. Greenspan

Quaker Investment Trust

261 North University Drive, Suite 520

Ft. Lauderdale, FL 33324

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-272-0007

Date of fiscal year end: June 30, 2024

Date of reporting period: December 31, 2023

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Stockholders.

(a)	A copy of the report transmitted to Stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1) is attached hereto.

Semi-Annual Report 2023

QUAKER INVESTMENT TRUST

December 31, 2023

CCM Core Impact Equity Fund

1	Quaker Investment Trust

TABLE OF CONTENTS

Disclosures of Fund Expenses	2
Fund Profile	4
Schedules of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	15
Approval of Advisory Agreement	24
Liquidity Risk Management Program	27
Additional Information	28

2	Quaker Investment Trust

Disclosure of Fund Expenses December 31, 2023

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2023 and held for the six-month period ended December 31, 2023.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

3

	Beginning Account Value 7/01/23	Ending Account Value 12/31/23	Expenses Paid During Period*
CCM Core Impact Equity Fund
Actual Fund Return
Advisor Class Shares	$1,000.00	$1,074.30	$11.47
Institutional Class Shares	1,000.00	1,076.00	10.18
Hypothetical 5% Return
Advisor Class Shares	$1,000.00	$1,014.08	$11.14
Institutional Class Shares	1,000.00	1,015.33	9.88

*	Expenses are equal to the annualized six month expense ratio multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period).
(1)	Expenses are equal to the annualized expense ratio of 2.20% and 1.95% for the Advisor Class Shares and the Institutional Class Shares, respectively.

4	Quaker Investment Trust

Fund Profile December 31, 2023 (Unaudited)

CCM Core Impact Equity Fund

Top Ten Holdings*
(% of Net Assets)
Microsoft	7.20%
Apple	3.91%
Amazon.com	3.85%
Alphabet, Cl A	3.42%
Alphabet, Cl C	3.23%
NVIDIA	3.12%
Intuit	2.63%
Meta Platforms, Cl A	2.48%
Parker-Hannifin	2.42%
Boston Scientific	2.41%
34.67%

*	Excludes Short-Term Investments.

Asset Allocation**
(% of Net Assets)
Communication Services	9.13%
Consumer Discretionary	9.51%
Consumer Staples	5.31%
Financials	14.79%
Health Care	13.55%
Industrials	8.72%
Information Technology	29.20%
Materials	2.04%
Money Market Fund	1.92%
Real Estate	1.82%
Utilities	3.29%
Liabilities in Excess of Other Assets	0.72%
100.00%

**	Excludes derivatives.

THIS PAGE INTENTIONALLY LEFT BLANK

6	CCM Core Impact Equity Fund

Schedule of Investments December 31, 2023

	Shares	Value
COMMON STOCK - 97.35%
Communication Services - 9.13%
Internet Content-Entmnt - 2.48%
Meta Platforms, Cl A (a)	4,000	$1,415,840
Web Portals/ISP - 6.65%
Alphabet, Cl A (a)	14,000	1,955,660
Alphabet, Cl C (a)	13,100	1,846,183
		5,217,683

Consumer Discretionary - 9.51%
Bldg-Residential/Commer - 2.27%
Lennar, Cl B	5,000	670,250
NVR (a)	90	630,041
E-Commerce/Products - 3.85%
Amazon.com (a)	14,500	2,203,130
Hotels&Motels - 0.47%
Marriott International, Cl A	1,200	270,612
Retail-Auto Parts - 0.25%
O'Reilly Automotive (a)	150	142,512
Retail-Automobile - 1.04%
Lithia Motors, Cl A	1,800	592,704
Retail-Building Products - 0.82%
Lowe's	2,100	467,355
Retail-Major Dept Store - 0.81%
TJX	4,900	459,669
		5,436,273

Consumer Staples - 5.31%
Cosmetics&Toiletries - 1.92%
Procter & Gamble	7,500	1,099,050
Retail-Discount - 3.39%
Costco Wholesale	1,600	1,056,128
Dollar General	6,500	883,675
		3,038,853

Financials - 14.79%
Commercial Serv-Finance - 2.03%
FleetCor Technologies (a)	4,100	1,158,701
Diversified Banking Inst - 2.26%
JPMorgan Chase	7,600	1,292,760
Finance-Credit Card - 3.44%
Discover Financial Services	7,300	820,520
Visa, Cl A	4,400	1,145,540
Finance-Other Services - 0.52%
London Stock Exchange Group	10,000	299,750
Insurance Brokers - 1.44%
Willis Towers Watson	3,400	820,080
Invest Mgmnt/Advis Serv - 3.26%
Ameriprise Financial	1,700	645,711
BlackRock, Cl A	1,500	1,217,700

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Shares	Value
COMMON STOCK — continued
Property/Casualty Ins - 1.84%
Assurant	6,250	$1,053,063
		8,453,825

Health Care - 13.55%
Diagnostic Equipment - 1.67%
Thermo Fisher Scientific	1,800	955,422
Medical Instruments - 3.24%
Boston Scientific (a)	23,800	1,375,878
Intuitive Surgical (a)	1,400	472,304
Medical Labs&Testing Srv - 1.53%
Charles River Laboratories International (a)	3,700	874,680
Medical-Drugs - 1.02%
Eli Lilly	1,000	582,920
Medical-HMO - 3.12%
Humana	1,300	595,153
Molina Healthcare (a)	3,300	1,192,323
Medical-Hospitals - 0.96%
Universal Health Services, Cl B	3,600	548,784
Medical-Whsle Drug Dist - 2.01%
Cencora, Cl A	5,600	1,150,128
		7,747,592

Industrials - 8.71%
Bldg&Construct Prod-Misc - 0.98%
Owens Corning	3,800	563,274
Commercial Services - 1.89%
Quanta Services	5,000	1,079,000
Diversified Manufact Op - 2.42%
Parker-Hannifin	3,000	1,382,100
Electric Products-Misc - 0.76%
Emerson Electric	4,500	437,985
Industrial Automat/Robot - 1.09%
Rockwell Automation	2,000	620,960
Machinery-Pumps - 0.81%
Dover	3,000	461,430
Power Conv/Supply Equip - 0.76%
Eaton	1,800	433,476
		4,978,225

Information Technology - 29.20%
Applications Software - 9.83%
Intuit	2,400	1,500,072
Microsoft	10,950	4,117,638
Computer Services - 1.04%
Accenture, Cl A	1,700	596,547
Computers - 3.91%
Apple	11,600	2,233,348
Data Processing/Mgmt - 1.27%
Fair Isaac (a)	625	727,506
Electronic Components-Semiconducters - 3.12%
NVIDIA	3,600	1,782,792

The accompanying notes are an integral part of the financial statements.

8	CCM Core Impact Equity Fund

	Shares	Value
COMMON STOCK — continued
Electronic Compo-Semicon - 1.95%
Broadcom	1,000	$1,116,250
Electronic Forms - 2.24%
Adobe (a)	2,150	1,282,690
Internet Security - 1.19%
Palo Alto Networks (a)	2,300	678,224
Networking Products - 1.69%
Arista Networks (a)	4,100	965,591
Semicon Compo-Intg Circu - 1.77%
Taiwan Semiconductor Manufacturing	9,750	1,014,000
Semiconductor Equipment - 1.19%
ASML Holding, Cl G	900	681,228
		16,695,886

Materials - 2.04%
Chemicals-Specialty - 1.00%
Ecolab	2,900	575,215
Coatings/Paint - 1.04%
Sherwin-Williams	1,900	592,610
		1,167,825

Real Estate - 1.82%
REITS-Office Property - 0.89%
Alexandria Real Estate Equities	4,000	507,080
REITS-Warehouse/Industr - 0.93%
Prologis	4,000	533,200
		1,040,280

Utilities - 3.29%
Electric-Generation - 0.55%
Brookfield Renewable Partners	12,000	315,360
Electric-Integrated - 1.52%
CMS Energy	15,000	871,050
Water - 1.22%
Veolia Environnement	44,000	694,408
		1,880,818

TOTAL COMMON STOCK
(Cost $41,956,233)		55,657,260

ESCROW SHARES - 0.01%
Industrials - 0.01%
Airlines - 0.01%
American Airlines Escrow (a) (b)	218,835	6,565

TOTAL ESCROW SHARES
(Cost $24,536)		6,565

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Shares	Value
SHORT-TERM INVESTMENT - 1.92%
Money Market Fund - 1.92%
First American Government Obligations Fund, Cl X, 5.25%, (c)	1,098,593	$1,098,593
TOTAL SHORT-TERM INVESTMENT
(Cost $1,098,593)		1,098,593
Total Investments (Cost $43,079,362) - 99.28%		$56,762,418
Other Assets Exceeding Liabilities, Net - 0.72%		413,777
NET ASSETS - 100.00%		$57,176,195

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	The rate shown is the 7-day effective yield as of December 31, 2023.

Cl — Class
REIT — Real Estate investment Trust

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2023:
Assets	Level 1	Level 2	Level 3*	Total
Common Stock	$55,657,260	$—	$—	$55,657,260
Escrow Shares	—	—	6,565	6,565
Short-Term Investment	1,098,593	—	—	1,098,593
Total Investments in Securities	$56,755,853	$—	$6,565	$56,762,418

*

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

The accompanying notes are an integral part of the financial statements.

10	Quaker Investment Trust

Statement of Assets and Liabilities as of December 31, 2023

CCM Core Impact Equity Fund
Assets:
Investments, at fair value (identified cost — $43,079,362)	$56,762,418
Cash	530,090
Receivables:
Investment securities sold	268,152
Dividends and interest	39,467
Reclaims	1,204
Capital shares sold	182
Prepaid expenses	8,137
Total Assets	57,609,650
Liabilities:
Payables:
Investment securities purchased	270,386
Investment advisory fees	35,954
Transfer agent fees	28,708
Trustees' fees	14,382
Shareholder servicing fees	12,408
Distribution fees — Advisor Class Shares	10,063
Chief Compliance Officer fees	6,623
Capital shares redeemed	4,900
Administration fees	2,397
Other accrued expenses	47,634
Total Liabilities	$433,455
Net Assets:	$57,176,195
Net Assets consist of:
Paid-in capital	$40,314,963
Total distributable earnings	16,861,232
Net Assets	$57,176,195
Net Assets — Advisor Class Shares (Unlimited shares of beneficial interest with no par value authorized; 1,281,072 shares outstanding)	$47,952,967
Net Assets — Institutional Class Shares (Unlimited shares of beneficial interest with no par value authorized; 226,124 shares outstanding)	$9,223,228
Net Asset Value, offering and redemption price per share — Advisor Class Shares	$37.43
Net Asset Value, offering and redemption price per share — Institutional Class Shares	$40.79

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

Statement of Operations for the period ended December 31, 2023

CCM Core Impact Equity Fund
Investment Income:
Dividends	$339,408
Interest	34,952
Less: Foreign Taxes Withheld	(5,658)
Total investment income	368,702
Expenses:
Investment advisory fees	210,213
Distribution fees — Advisor Class Shares	58,924
Shareholder Servicing Fees	33,859
Insurance expense	89,305
Registration and filing expenses	47,824
Transfer agent fees	36,053
Chief Compliance Officer fees	34,068
Legal Fess	32,317
Trustees' fees	29,299
Accounting and administration fees	14,015
Custodian fees	1,314
Other	15,850
Total expenses	603,041
Less:
Net expenses	603,041
Net investment income (loss)	(234,339)
Realized and unrealized gain (loss) on:
Net realized gain on investments	5,125,328
Net realized gain (loss)	5,125,328
Unrealized appreciation (depreciation)
Net change in unrealized appreciation (depreciation) on investments	(904,910)
Net unrealized appreciation (depreciation)	(904,910)
Net realized and unrealized gain (loss)	4,220,418
Net increase in net assets resulting from operations:	$3,986,079

The accompanying notes are an integral part of the financial statements.

12	Quaker Investment Trust

Statements of Changes in Net Assets

	CCM Core Impact Equity Fund
	For the Six-Month Period Ended December 31, 2023 (Unaudited)	For the Fiscal Year Ended June 30, 2023
Operations:
Net investment income (loss)	$(234,339)	$(296,306)
Net realized gain (loss)	5,125,328	(1,488,126)
Net change in unrealized appreciation (depreciation)	(904,910)	8,884,883
Net increase in net assets resulting from operations	3,986,079	7,100,451
Distributions
Advisor Class Shares	—	(8,608,881)
Institutional Class Shares	—	(1,575,868)
Total distributions	—	(10,184,749)
Capital share transactions:
Advisor Class Shares
Shares issued	263,660	339,141
Shares reinvested	—	7,896,515
Shares redeemed	(3,660,140)	(5,266,501)
	(3,396,480)	2,969,155
Institutional Class Shares
Shares issued	116,825	243,105
Shares reinvested	—	1,449,368
Shares redeemed	(682,127)	(1,264,452)
	(565,302)	428,021
Increase (decrease) in net assets from capital share transactions	(3,961,782)	3,397,176
Increase in net assets	24,297	312,878
Net Assets:
Beginning of period/year	57,151,898	56,839,020
End of period/year	$57,176,195	$57,151,898
Share Transactions:
Advisor Class Shares
Shares Issued	7,632	9,613
Shares reinvested	—	255,468
Shares redeemed	(105,139)	(148,059)
	(97,507)	117,022
Institutional Class Shares
Shares Issued	3,136	6,039
Shares reinvested	—	43,136
Shares redeemed	(17,806)	(33,991)
	(14,670)	15,184
Increase (decrease) in shares	(112,177)	132,206

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

Financial Highlights - Per share data (for a share outstanding throughout the period/year)

	Advisor Class Shares
CCM Core Impact Equity Fund	For the Period Ended December 31, 2023 (Unaudited)		For the Fiscal Year Ended June 30, 2023	For the Fiscal Year Ended June 30, 2022	For the Fiscal Year Ended June 30, 2021		For the Fiscal Year Ended June 30, 2020		For the Fiscal Year Ended June 30, 2019
Net Asset Value, Beginning of Period/Year	$34.84		$37.82	$50.38	$35.31		$34.22		$31.87
Investment Operations: Net investment Income (loss)(a)	(0.15)		(0.20)	(0.35)	(0.50)		(0.34)		(0.30)
Net realized and unrealized gain (loss) on investments	2.74		4.44	(4.63)	15.86		2.10		2.65
Total from investment operations	2.59		4.24	(4.98)	15.36		1.76		2.35
Distributions from:
Net investment income	—		—	—	—		—		—
Net capital gains	—		(7.22)	(7.58)	(0.29)		(0.67)		—
Total distributions	—		(7.22)	(7.58)	(0.29)		(0.67)		—
Net Asset Value, End of Period/Year	$37.43		$34.84	$37.82	$50.38		$35.31		$34.22
Total return	7.43	%(b)	13.65%	(12.90)%	43.65	%(1)	5.05	%(1)	7.37	%(1)
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$47,953		$48,023	$47,716	$59,786		$47,731		$53,292
Ratio of expenses to average net assets Before fee waiver	2.20	%(c)	1.98%	1.95%	2.03%		2.09%		2.48%
After fee waiver	2.20	%(c)	1.98%	1.95%	2.03%		2.09%		2.48%
Ratio of net investment income to average net assets Before fee waiver	(0.88	)%(c)	(0.58)%	(0.74)%	(1.14)%		(0.97)%		(0.99)%
After fee waiver	(0.88	)%(c)	(0.58)%	(0.74)%	(1.14)%		(0.97)%		(0.99)%
Portfolio turnover rate	49	%(b)	25%	47%	56%		69%		24%

(a)	Based on the average daily number of shares outstanding during the year.
(b)	Not Annualized.
(c)	Annualized.
(1)

Total investment return is based on the change in net asset value of a share during the year, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. As of September 30, 2018 the Fund no longer charges a sales charge.

The accompanying notes are an integral part of the financial statements.

14	Quaker Investment Trust

Financial Highlights - Per share data (for a share outstanding throughout the period/year)

	Institutional Class Shares
CCM Core Impact Equity Fund	For the Period Ended December 31, 2023 (Unaudited)		For the Fiscal Year Ended June 30, 2023	For the Fiscal Year Ended June 30, 2022	For the Fiscal Year Ended June 30, 2021		For the Fiscal Year Ended June 30, 2020		For the Fiscal Year Ended June 30, 2019
Net Asset Value, Beginning of Period/Year	$37.91		$40.44	$53.27	$37.23		$35.96		$33.40
Investment Operations: Net investment Income (loss)(a)	(0.12)		(0.12)	(0.25)	(0.41)		(0.26)		(0.25)
Net realized and unrealized gain (loss) on investments	3.00		4.81	(5.00)	16.74		2.20		2.81
Total from investment operations	2.88		4.69	(5.25)	16.33		1.94		2.56
Distributions from:
Net investment income	—		—	—	—		—		—
Net capital gains	—		(7.22)	(7.58)	(0.29)		(0.67)		—
Total distributions	—		(7.22)	(7.58)	(0.29)		(0.67)		—
Net Asset Value, End of Period/Year	$40.79		$37.91	$40.44	$53.27		$37.23		$35.96
Total return	7.60	%(b)	13.90%	(12.69)%	44.00	%(1)	5.31	%(1)	7.66	%(1)
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$9,223		$9,129	$9,123	$11,567		$8,606		$8,746
Ratio of expenses to average net assets Before fee waiver	1.95	%(c)	1.73%	1.70%	1.78%		1.84%		2.23%
After fee waiver	1.95	%(c)	1.73%	1.70%	1.78%		1.84%		2.23%
Ratio of net investment income to average net assets Before fee waiver	(0.63	)%(c)	(0.32)%	(0.49)%	(0.89)%		(0.72)%		(0.74)%
After fee waiver	(0.63	)%(c)	(0.32)%	(0.49)%	(0.89)%		(0.72)%		(0.74)%
Portfolio turnover rate	49	%(b)	25%	47%	56%		69%		24%

(a)	Based on the average daily number of shares outstanding during the year.
(b)	Not Annualized.
(c)	Annualized.
(1)	Total investment return is based on the change in net asset value of a share during the year, assumes reinvestment of dividends and distributions at net asset value.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

Notes to Financial Statements December 31, 2023

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Quaker Investment Trust (the “Trust”), a diversified, open-end management investment company, was originally organized as a Massachusetts business trust on October 24, 1990, and was reorganized as a Delaware statutory trust on September 30, 2018. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each of its series. Currently, the Trust offers one series: CCM Core Impact Equity Fund (“Core Impact Equity Fund” or the "Fund). The Fund is classified as a diversified portfolio under the Act. The investment objectives of the Fund are set forth below. Community Capital Management, LLC (“CCM” or “Adviser”) has managed the Fund since January 1, 2018.

Core Impact Equity Fund commenced operations on November 25, 1996. The investment objective of the Fund is to seek long-term growth of capital. The investment objective of is non-fundamental in that this objective may be changed by the Board of Trustees (“Board” or “Trustees”) without shareholder approval.

The Fund offers two classes of shares: Advisor Class and Institutional Class. The Advisor Class shares are charged a distribution and service fee; and Institutional Class shares bear no distribution fee but have higher minimum investment thresholds. CCM has the ability to waive the minimum investment for Institutional Class shares at its discretion.

On February 1, 2019 the Trust amended and restated its Registration Statement to change the Fund’s performance reporting history. The inception date for each of the Fund’s performance reporting history is now January 1, 2018, the date CCM became the Adviser to the Fund.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation. The Fund’s investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.

16	Quaker Investment Trust

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended December 31, 2023, there have been no significant changes to the Fund’s fair value methodologies.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

(Unaudited)	17

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “IRC”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. The Fund generally declares dividends at least annually, payable in December, on a date selected by the Board. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

18	Quaker Investment Trust

Note 2 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, options premiums paid and received, and futures, by the Fund for the six-month period ended December 31, 2023, was as follows:

Core Impact Equity Fund

Purchases:
U.S. Government	$–
Other	26,657,140
Sales and Maturities:
U.S. Government	$–
Other	31,370,238

At December 31, 2023, the cost of securities for income purposes and the gross unrealized appreciation and depreciation of investments for tax purposes was a follows:

CCM Core Impact Equity Fund
Cost of investments	$43,125,625
Gross unrealized appreciation	13,792,434
Gross unrealized depreciation	(109,378)
Net appreciation on investments	$13,683,056

The material book/tax difference is deferred losses from partnership investments.

Note 3 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Fund paid advisory fees shown in the table below for the six-month period ended December 31, 2023. Amounts paid and reimbursed are expressed as dollar amounts and annualized percentages of average net assets.

(Unaudited)	19

	Advisory Fees Paid	Percentage of Advisory Fees Paid	Advisory Fees Reimbursed and other expenses absorbed	Percentage of Advisory Fees Reimbursed
Core Impact Equity Fund	$210,213	0.75%	N/A	N/A

Pursuant to this agreement, CCM is entitled to recoup any fees that it waived and/or the Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by CCM will not cause the Fund to exceed any applicable expense limitation that was in place when the fees were waived or expenses were paid. These waivers and reimbursements may be terminated at any time with respect to the Fund by the Board upon (60) days written notice to CCM without payment of any penalty and shall automatically terminate upon the termination of the Fund’s advisory contract with CCM.

Foreside Fund Services, LLC (“Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act for Advisor Class shares described below. There is no Rule 12b-1 distribution plan for Institutional Class shares of the Funds. The Advisor Class Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Advisor Class average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Advisor Class shareholders. The Advisor Class Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. Effective September 30, 2018, the Class C shares were merged into the Advisor Class shares. For the six-month period ended December 31, 2023, Rule 12b-1 fees incurred are disclosed on the Statement of Operations for the Fund.

For the six-month period ended December 31, 2023, the Trust paid Little Consulting Group, LLC the following fees for Chief Compliance Officer (“CCO”) services:

Fund	Amount
Core Impact Equity Fund	$34,068

The Fund has adopted a Shareholder Servicing Plan on behalf of each of the Fund pursuant to which the Fund’s Class of shares may pay financial institutions; securities dealers and other industry professionals (“Shareholder Servicing Agents”) at an annual rate not to exceed 0.20% of the average daily net assets value.

20	Quaker Investment Trust

For the six-month period ended December 31, 2023, shareholder servicing fees incurred are:

Fund	Amount
Core Impact Equity Fund	$33,859

Note 4 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise.

The tax character of dividends declared for each fiscal year indicated was as follows:

Core Impact Equity Fund

	Fiscal Year Ended June 30, 2023	Fiscal Year Ended June 30, 2022
Distributions declared from:
Ordinary income	$–	$388,242
Long-term capital gain	10,184,749	9,889,939
Total Distributions	$10,184,749	$10,278,181

As of June 30, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

CCM Core Impact Equity Fund
Undistributed long-term capital gain	$2,455,334
CY Late-Year Loss Deferral	(213,697)
Post-October losses	(3,908,144)
Other temporary differences	(43)
Unrealized appreciation, net	14,541,703
Distributable earnings, net	$12,875,153

(Unaudited)	21

Note 5 – CONCENTRATION/RISK

Each Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Impact/ESG Risk: The Adviser may select or exclude securities of certain companies for reasons other than performance and, as a result, the Fund may underperform other funds that do not use an impact/ESG screening process. Impact/ESG investing is qualitative and subjective by nature. There is no guarantee that impact/ESG criteria used by the Adviser will reflect beliefs or values of any particular investor.

Common Stock Risk: Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Growth Risk: There is a risk that the Fund’s growth style may perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Small-Cap and Mid-Cap Securities Risk: The Fund invests in companies with small market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, small-capitalization stock prices have greater volatility than large company securities.

Value Securities Risk: The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Adviser's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

Foreign Securities Risk: Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

22	Quaker Investment Trust

Management Risk: The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses, including tactical allocation strategies, in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Liquidity Risk: This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired time frame and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

Master Limited Partnership Risk: The Fund’s exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Real Estate Investment Trust Risk: The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a REIT is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Recent Market Events Risk: U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.

Note 6 – INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust

(Unaudited)	23

enters into contracts with its vendors and others that provide for general indemnifications.

The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust, and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

Note 7 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events.

On April 21, 2023, the Fund’s Board of Trustees evaluated and unanimously approved a proposed reorganization of the Fund (the "Reorganization")" into Hennessy Stance ESG ETF (the "Acquiring Fund"), contingent on the approval of the Fund’s shareholders. At a special meeting held on January 31, 2024, the Reorganizations was approved by the Fund’s shareholder. The Fund’s shareholders will receive shares of the Acquiring Fund equal in aggregate net asset value to the shares of the Fund held by its shareholders immediately prior to its Reorganization. The effect of the Reorganization is that the Fund’s shareholders will become shareholders of the Acquiring Fund. The adviser of the Acquiring Fund is Hennessy Advisors. The Reorganization is expected to qualify as a tax-free transaction for federal income tax purposes and occur in the first quarter of 2024.

Based on this evaluation, no additional adjustments were required to the financial statements.

24	Quaker Investment Trust

Approval of Advisory Agreement December 31, 2023 (Unaudited)

At a meeting held on September 15, 2023 (the “Meeting”) the Board of Trustees (the (“Board” or the “Trustees”) considered the continuation of the Investment Advisory Agreement between the Trust and Community Capital Management, LLC (the “Adviser” or “CCM”) (the “Advisory Agreement”). At the meeting, the Trustees who are not “interested persons” (as defined in the 1940 Act) reported to the full Board their considerations with respect to the Advisory Agreement, and the Board, including a majority of Independent Trustees considered and approved the renewal of the Advisory Agreement. The renewal of the Advisory Agreement is effective through September 2024.

In considering the continuation of the Advisory Agreement, the Independent Trustees reviewed and considered information provided by the Adviser at the Meeting and throughout the year at meetings of the Board and its committees. The Independent Trustees also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Adviser by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. The Independent Trustees reviewed and considered all of the factors they deemed relevant in approving the continuance of the Advisory Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale and fall out benefits are realized as the Fund grows.

Following the Independent Trustees’ discussion, the Board, including a majority of the Independent Trustees, determined to approve the continuation of the Advisory Agreement as follows:

In approving the continuance of the Advisory Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement are fair and reasonable, and that the approval of such Advisory Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination. This discussion of the information considered by the Board is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, Extent and Quality of Services.

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Adviser to the Fund and its shareholders. The Board reviewed and considered information that included, among other things, descriptions of

(Unaudited)	25

the Adviser’s business, personnel, and operations, including the Adviser’s business continuity plan, the experience and responsibilities of the Adviser’s investment professionals, compensation of investment professionals; the services the Adviser provides to the Fund; reports furnished by the Adviser as to adherence with various compliance and procedural matters, such as the Code of Ethics and fair value pricing; and the monitoring of various third-party service providers to the Fund.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Adviser to the Fund and its shareholders.

Fund Performance.

The Board reviewed and considered the performance results of the Fund over the one- and three-year periods and since the Adviser began managing the Fund on January 1, 2018. Morningstar, Inc., an independent provider of investment company data, provided the Adviser with the relevant data comparing the Fund’s performance to that of its category peers. The Board also reviewed and considered the performance returns for the Fund in comparison to a broad-based performance index. The Board further reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year, including at the contract renewal meeting.

The peer group for the Fund was the Morningstar Large Cap Blend Category (Institutional Class Shares) and the performance index for the Fund was the S&P 500 Fossil Fuel Free Index. The Board noted that the Fund had underperformed its category and index for the 1-, 3- and 5-year periods. The Board noted the Adviser’s explanation that although the Fund’s returns were relatively in-line with its peers since June 2020, the explosive popularity of artificial intelligence led to massive outperformance of larger growth stocks in the index’s holdings and that Fund was underweight to these stocks. The Board also noted that the energy sector was the fourth best performing sector within the S&P 500 for the 12-months ended 2023 and that for the past three years the S&P 500 energy sector is up over 147%, which is more than double the returns of the next best performing sector. Due to the nature of the Fund’s investment strategy, the energy sector’s outperformance over the past three years had adversely impacted the Fund’s performance. After further discussions with the Adviser regarding the Fund’s performance and portfolio positioning and market factors impacting its performance, the Trustees found the overall comparative performance results of the Fund to be acceptable.

Comparative Fees and Expenses.

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. Although the Board noted the Fund’s higher expenses relative to its Morningstar peer categories, the

26	Quaker Investment Trust

Board recognized the small asset base of the Fund impacted the ability to spread fixed costs across its shareholder base. The Board considered the favorable impact of the Adviser’s efforts to responsibly seek to reduce the Fund’s expenses by transitioning the Fund to a new fund accountant and transfer agent. The Board noted that the expense ratio for the Fund had decreased from the prior year. The Board also took into account the plans, pending shareholder approval, to reorganize the Fund into the Hennessy Stance ESG ETF, which was expected to result in a lower net expense ratio experience for the Fund’s shareholders. While intending to continuously monitor the fee structure of the Fund, the Board found the fee structure of the Fund to be acceptable in light of the services provided and the Adviser’s ongoing commitment to reducing expenses and growing the Fund.

Profitability and Fall-Out Benefits.

The Board considered possible costs, profitability and any “fall out” or ancillary benefits that may accrue to the Adviser as a result of its proposed relationship with the Fund. The Board considered information provided by the Adviser about its profitability in managing the Fund. The information indicated that the Adviser had earned a pre-tax profit with respect to the Fund . Based on the size of the Fund, as well as the other profitability information provided to them, the Board did not believe that the level of profit, if any, being realized by the Adviser from services provided to the Fund was excessive. Moreover, based on the discussions with representatives of the Adviser and the relative size of the Fund, the Board concluded that there did not appear to be any significant fall-out benefits from managing the Fund.

Economies of Scale.

The Board reviewed and considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board noted that the Adviser assumed management responsibility for the Fund effective January 1, 2018 and that, as of September 2023, the Fund’s assets were less than $100 million. The Board recognized that there would not likely be any economies of scale at this asset level.

Conclusion.

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Advisory Agreement for an additional one-year period.

(Unaudited)	27

Liquidity Risk Management Program December 31, 2023 (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Trust has adopted and implemented a liquidity risk management program (the (“Program”). The Program seeks to promote effective liquidity risk management for the Trust and to protect the Funds’ shareholders from dilution of their interests. The Board has appointed the Adviser as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to the Adviser’s Investment Trading and Valuation Committee. The Chief Compliance Officer (CCO) of the Adviser and the Trust is required to provide an annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum (“HLIM”), if applicable and any material changes to the Program.

At the Trust’s September 2023 board meeting, the CCO reviewed the Program Administrator’s annual written assessment of the Funds’ liquidity risk management program. Reminding the Board that the purpose of the Program is to assess each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions. She explained that the Funds’ Program Administrator uses ICE Data Services, a third-party vendor, to provide portfolio investment classification services, and the Report noted that each of the Fund’s primarily held investments that were classified as highly liquid during the review period of July 1, 2022 until June 30, 2023. The Report noted that the Funds’ portfolios are expected to continue to hold highly liquid investments and be considered as “primarily highly liquid funds” (as defined in the Program) and can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a HLIM for the Funds and to adopt policies and procedures for responding to a HLIM shortfall. The Funds did not hold a significant portion of illiquid investments and the Funds were not required to file Form NLIQUID during the review period. The Report noted that no material changes had been made to the Program since the Board’s last approval of the Program.

The Program Administrator concluded that the Funds have been able to meet redemption needs in all market conditions during the review period without dilution to the Fund’s remaining investors. The Program Administrator determined that the Program is adequately designed, is functioning effectively, and no adjustments were warranted.

28	Quaker Investment Trust

Additional Information December 31, 2023 (Unaudited)

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-888-272-0007 and (ii) on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-888-272-0007.

261 North University Drive ■ Suite 520 ■ Ft. Lauderdale, FL 33324

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 888-272-0007 ■ www.ccminvests.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included in Semi-Annual Report to Stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Quaker Investment Trust

By (Signature and Title)	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan
President and Principal Executive Officer

Date: March 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan
President and Principal Executive Officer

Date: March 8, 2024

By (Signature and Title)	/s/ James H. Malone
James H. Malone
Treasurer and Principal Financial Officer

Date: March 8, 2024